INVESCO FUNDS                                        INVESCO FUNDS GROUP, INC.
                                                     7800 East Union Avenue
                                                     Denver, Colorado 80237
                                                     Post Office Box 173706
                                                     Denver, Colorado 80217-3706
                                                     Telephone:  303-930-6300



October 5, 1998



Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO Money Market Funds, Inc.
      1933 Act No. 002-55079
      1940 Act No. 811-2606
      CIK No. 35685

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497), INVESCO Money Market Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive form of Prospectus and Statement of Additional Information for filing under Rule 497(c) does not differ from that contained in the Post-Effective Amendment No. 34 to the Registration Statement which was electronically filed pursuant to Rule 485(b) on September 28, 1998. This Post-Effective Amendment became effective October 1, 1998.

If you have any questions or comments, please contact the undersigned at 303/930-6526.

Sincerely,

/s/ James F. Lummanick
----------------------
James F. Lummanick
   Vice President and
   Assistant General Counsel

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